(THE PRIMARY TREND FUNDS LOGO)
SEMIANNUAL REPORT

The Primary
Trend Fund

The Primary
Income Fund

The Primary U.S.
Government Fund

MILWAUKEE, WISCONSIN
DECEMBER 31, 1998

MESSAGE TO SHAREHOLDERS . . .

  "What used to be a broader-based, more homogeneous appetite for U.S. equities has eroded into a very narrow and selective desire for the mega-cap growth darlings that dominate the upper tier of the Standard & Poor's 500 Index. This dichotomy that has existed in the stock market since early 1998 has proven to be challenging for value managers and problematic for the overall stock market."

                                                THE PRIMARY TREND FUNDS
                                                6/30/98 Annual Report

  The latter half of 1998 had it all -- new highs in the major averages and new
                                                                            ----
lows; wicked volatility; a bear market in the average stock; global financial unrest; the bailout of a major hedge fund; and a liquidity crunch that was averted by Greenspan & Co.

  The bungee-like action by the major averages in the final three months of the year erased a lot of pain endured by investors during 1998. While we put some of our cash to work during the decline, we certainly could not have envisioned the launch to new all-time high ground that has since transpired. This is one of the reasons why we consider the current market environment a continuation of the old bull market (dating to 1990) rather than the birth of a new bull.

  As we have conveyed in The Primary Trend investment letter, the financial markets were a very mixed bag during 1998, with a narrow list of "mega-cap" growth stocks stealing the show. For the final six months of 1998, the Dow Jones Industrial Average gained 3.5%, and the Standard & Poor's 500 Composite returned +9.2%. However, the unweighted Standard & Poor's lost 2.8%, the Value Line Index lost 8.3%, the Russell 2000 declined 7.8%, and the average stock fell by over 20% . . . truly less-than-bullish dynamics for a bull market.

  The Primary Trend Funds generated the following returns for the six months ended December 31, 1998:

                  THE PRIMARY TREND FUND                 - 5.6%
                  THE PRIMARY INCOME FUND                - 0.5%
                  THE PRIMARY U.S. GOVERNMENT FUND        +3.0%

  THE PRIMARY TREND FUND'S current diversification of value-oriented securities did not match up well against a market that craved growth -- especially technology and Internet stocks. Our commitment to a disciplined value approach led us to the energy patch -- one of the cheapest sectors (by many measures) in this fully-valued market. Unfortunately, our enthusiasm for this group has been premature. However, one bright spot in this theme was our investment in Amoco, which was taken over by British Petroleum. Amoco gained 43% in the last six months of the year and we continue to hold the new entity, BP Amoco. We envision further consolidation in the oil and gas sector, as it becomes evident that it is cheaper to buy whole companies as opposed to paying at the drill bit. Some of the better performing stocks in the portfolio over the last six months of 1998 are components of the consumer sector: Philip Morris (+36%); UST (+29%); Albertson's (+23%); and Darden Restaurants (+13%).

  THE PRIMARY INCOME FUND, with its exposure to the higher yielding energy sector, also underperformed for the six months ended December 31, 1998. The decline in interest rates during this period helped boost the portfolio's utility holdings (comprising 33% of the Fund's assets), such as DPL, Inc. (+19%) and GTE (+17%). However, lower interest rates did little to help its 10% exposure to the Real Estate Investment Trust (REIT) sector where the higher yielding income stream was more than offset by price declines. Other stellar performers included Amoco (+43%); Philip Morris (+36%); UST (+29%); and Albertson's (+23%).

  THE PRIMARY U.S. GOVERNMENT FUND continues to keep its portfolio duration on the shorter side with most of the bond holdings in the 2-7 year maturity envelope. The Fed's orchestrated move to cut short-term interest rates and bail out a prominent hedge fund propelled the bond market to historically low yields of 4.72% on the 30-year U.S. Treasury bond. However, we continue to believe that extending maturities at this point is not prudent. We expect long-term bonds will present a better buying opportunity near the 6% yield level.

  The stock market has climbed the proverbial "wall of worry" (impeachment hearings, Iraq conflict, less- than-stellar earnings, and continued international currency turmoil) as it rebounded off its October lows en route to a new all-time high in early January, 1999, of 9600 for the Dow Jones Industrial Average. However, the market continues to discount many positives as it trades at an expensive 25-30 times 1999 earnings estimates. Much like the move to new highs in the summer of 1998, the current rally has lacked broad sponsorship and new leadership. And investor sentiment is as bullish today as it was in August 1987.

  The current market environment seems to abhor value, yet reward "instant gratification" . . . and hence, the Internet mania takes center stage. We believe that this careless speculation run amuck is an overriding negative and long-term investment rationale must return in order for a new bull market to be born.

  We continue to search for those situations that we deem undervalued and appropriate for the Funds. While the overall market is not cheap, we are finding company-specific investment situations. Recent purchases include CBS, Chubb, Crown Cork & Seal, Minnesota Mining & Manufacturing, PNC Bank and Wendy's International. Additionally, we have our first takeover of 1999, with our holding in Sundstrand Corporation being bought by United Technologies. We expect 1999 to be a transition year where new leadership takes hold and "value" regains its lost luster.

  All of us at Arnold Investment Counsel value you as shareholders in The Primary Trend Funds and thank you for your continued support. As always, we are diligently working on behalf of each one of you toward fulfilling your individual investment goals. As significant shareholders in the Funds, our goals are always aligned with yours.

  Sincerely,

  /s/ Lilli Gust                        /s/ Barry S. Arnold

  Lilli Gust                            Barry S. Arnold
  President                             Vice President

February 26, 1999

PORTFOLIOS OF INVESTMENTS
December 31, 1998 (unaudited)

                             THE PRIMARY TREND FUND

 SHARES OR
 PRINCIPAL                                                                                                            MARKET
   AMOUNT                                                                                            COST             VALUE
-----------                                                                                      ------------      ------------
            COMMON STOCKS        77.4%
    10,000  Aetna, Inc. (Managed care/Insurance)                                                 $  770,304        $  786,250
    14,000  Albertson's, Inc. (Retail food stores)                                                  519,400           891,625
    12,000  Amoco Corporation (Integrated oil company)                                              325,950           724,500
    27,000  Archer-Daniels-Midland Co. (Food processing)                                            453,740           464,062
    10,000  Browning-Ferris Industries, Inc. (Waste management services)                            299,250           284,375
    22,000  CBS Corporation*<F1> (Multimedia)                                                       539,129           720,500
     5,000  Citigroup, Inc. (Financial services)                                                    158,313           247,500
    21,000  Crown Cork & Seal Co., Inc. (Packaging products)                                        672,944           647,063
    30,000  Darden Restaurants, Inc. (Restaurant chains)                                            298,703           540,000
    12,000  Eastman Kodak Company (Photographic equipment)                                          536,365           864,000
    25,000  Enron Oil & Gas Company (Domestic oil and gas exploration and production)               671,500           431,250
    12,000  L.M. Ericsson Telephone ADR (Telecommunications)                                        142,935           287,250
    15,000  GreenPoint Financial Corp. (Financial services)                                         216,550           526,875
     8,641  Insignia Properties Trust (Real estate investment trust)                                 86,552           110,173
    40,000  Juno Lighting, Inc. (Commercial and residential lighting)                               672,187           935,000
    10,000  Louisiana-Pacific Corporation (Building materials)                                      178,300           183,125
     8,000  Mylan Laboratories, Inc. (Pharmaceutical products)                                       99,480           252,000
     8,000  Newmont Mining Corporation (Gold mining)                                                248,112           144,500
    25,000  Occidental Petroleum Corporation (Integrated oil company)                               467,085           421,875
    10,000  PNC Bank Corporation (Financial services)                                               499,550           541,250
    10,000  Pall Corporation (Filtration products)                                                  231,950           253,125
    10,000  PartnerRe Ltd. ADR (Insurance)                                                          332,975           457,500
    10,000  J.C. Penney Company, Inc. (Retail stores)                                               436,225           468,750
    15,000  PennzEnergy Company (International oil and gas exploration and production)              394,856           244,688
    15,000  Pennzoil-Quaker State Co. (Automotive consumer products)                                376,201           222,188
    10,000  Philip Morris Companies, Inc. (Tobacco)                                                 401,000           535,000
    10,000  SLM Holding Corporation (Financial services)                                            126,155           480,000
    23,000  Seagram Company Ltd. (Entertainment/Beverages)                                          785,490           874,000
    35,000  Snyder Oil Corporation (Domestic oil and gas exploration and production)                345,388           465,937
    10,000  Sundstrand Corporation (Aerospace and industrial)                                       231,525           518,750
    22,000  UST, Inc. (Tobacco)                                                                     615,875           767,250
    35,000  Union Pacific Resources Group Inc. (Domestic oil and gas exploration and production)    707,875           317,187
    22,000  Wendy's International, Inc. (Restaurant chain)                                          493,848           479,875
    43,200  Western Gas Resources, Inc. (Natural gas gathering, transportation and marketing)       792,582           248,400
                                                                                                -----------       -----------
                    Total Common Stocks                                                          14,128,294        16,335,823
                                                                                                -----------       -----------
            BONDS AND NOTES        2.5%
 $ 150,000  Kimco Realty Corp., 6.83%, due 11/14/05                                                 144,459           150,631
   365,000  Federal Home Loan Bank, 6.35%, due 8/28/08                                              365,000           368,821
                                                                                                -----------       -----------
                    Total Bonds and Notes                                                           509,459           519,452
                                                                                                -----------       -----------
                    Total Long-Term Investments                                                  14,637,753        16,855,275
                                                                                                -----------       -----------
            SHORT-TERM INVESTMENTS        19.9%
            VARIABLE RATE DEMAND NOTES
   252,961  American Family Financial Services, Inc., 5.18%                                         252,961           252,961
   763,315  Firstar Bank, 5.29%                                                                     763,315           763,315
   814,740  General Mills, Inc., 5.15%                                                              814,740           814,740
   833,231  Pitney Bowes Credit Corp., 5.22%                                                        833,231           833,231
   259,832  Sara Lee Corp., 5.22%                                                                   259,832           259,832
   593,135  Warner-Lambert, Inc., 5.19%                                                             593,135           593,135
    66,648  Wisconsin Corporate Central Credit Union, 5.29%                                          66,648            66,648
    15,711  Wisconsin Electric Power Co., 5.18%                                                      15,711            15,711
                                                                                                -----------       -----------
               Total Variable Rate Demand Notes                                                   3,599,573         3,599,573
                                                                                                -----------       -----------
            CORPORATE NOTES
   400,000  GTE Northwest, Inc., 6.125%, due 2/15/99                                                400,000           400,396
   200,000  Richmond County, GA, 6%, due 6/1/20, put 6/1/99                                         200,699           201,674
                                                                                                -----------       -----------
               Total Corporate Notes                                                                600,699           602,070
                                                                                                -----------       -----------
               Total Short-Term Investments                                                       4,200,272         4,201,643
                                                                                                -----------       -----------
            TOTAL INVESTMENTS        99.8%                                                      $18,838,025        21,056,918
                                                                                                -----------
                                                                                                -----------
            Other Assets, less Liabilities        0.2%                                                                 46,817
                                                                                                                  -----------
            NET ASSETS (Equivalent to $11.40 per share
              based on 1,850,498 shares outstanding)       100.0%                                                 $21,103,735
                                                                                                                  -----------
                                                                                                                  -----------

   * <F1>  Non-income producing security.

                       See notes to financial statements.

                            THE PRIMARY INCOME FUND

 SHARES OR
 PRINCIPAL                                                                                                            MARKET
   AMOUNT                                                                                            COST             VALUE
-----------                                                                                      ------------      ------------
            COMMON STOCKS        68.0%
     1,500  Aetna, Inc. (Managed care/Insurance)                                                 $  117,377        $  117,938
     2,000  Albertson's, Inc. (Retail food stores)                                                   74,200           127,375
     2,000  Amoco Corporation (Integrated oil company)                                               55,720           120,750
     5,000  Archer-Daniels-Midland Co. (Food processing)                                             83,793            85,938
     3,000  Browning-Ferris Industries, Inc. (Waste management services)                             83,020            85,313
     2,000  CINergy Corp. (Electric utility)                                                         39,641            68,750
     2,000  Consolidated Natural Gas Co. (Integrated natural gas systems)                            87,325           108,000
     3,000  Crown Cork & Seal Co., Inc. (Packaging products)                                         92,928            92,437
     4,500  DPL, Inc. (Electric and gas utility)                                                     45,124            97,312
     1,000  Eastman Kodak Company (Photographic equipment)                                           69,100            72,000
     2,000  GTE Corporation (Telephone utility)                                                      62,995           134,875
     4,000  Great Lakes REIT, Inc. (Real estate investment trust)                                    63,377            62,750
     4,548  Insignia Properties Trust (Real estate investment trust)                                 23,374            57,987
     2,000  Interstate Energy Corporation (Electric utility)                                         61,700            64,500
     5,000  Juno Lighting, Inc. (Commercial and residential lighting)                                85,600           116,875
     2,000  Kellogg Company (Cereal products)                                                        67,950            68,250
     4,000  KeySpan Energy (Natural gas utility)                                                     99,715           124,000
     3,000  Louisiana-Pacific Company (Building materials)                                           53,490            54,937
     4,000  Mid-Atlantic Realty Trust (Real estate investment trust)                                 52,000            49,250
     1,000  Mylan Laboratories, Inc. (Pharmaceutical products)                                       13,205            31,500
     4,000  Northern States Power Company (Electric utility)                                         74,513           111,000
     4,000  Occidental Petroleum Corporation (Integrated oil company)                                87,705            67,500
     2,000  PNC Bank Corporation (Financial services)                                                99,660           108,250
     2,000  Pall Corporation (Filtration products)                                                   46,785            50,625
     2,000  J.C. Penney Company, Inc. (Retail stores)                                                87,073            93,750
     1,500  PennzEnergy Company (International oil and gas exploration and production)               36,973            24,469
     1,500  Pennzoil-Quaker State Co. (Automotive consumer products)                                 35,227            22,219
     2,000  Philip Morris Companies, Inc. (Tobacco)                                                  80,200           107,000
     3,000  Seagram Company Ltd. (Entertainment/Beverages)                                          103,612           114,000
     4,511  Sempra Energy (Natural gas utility)                                                      70,329           114,467
     2,000  Simon Property Group Inc. (Real estate investment trust)                                 39,144            57,000
     4,000  UST, Inc. (Tobacco)                                                                     111,240           139,500
     5,200  Union Pacific Resources Group Inc. (Domestic oil and gas
              exploration and production)                                                           110,510            47,125
     4,000  Wendy's International, Inc. (Restaurant chain)                                           91,476            87,250
     5,000  Western Gas Resources, Inc.
              (Natural gas gathering, transportation and marketing)                                  81,250            28,750
     3,000  Wisconsin Energy Corporation (Electric and gas utility)                                  73,280            94,312
                                                                                                -----------       -----------
                    Total Common Stocks                                                           2,560,611         3,007,954
                                                                                                -----------       -----------

            PREFERRED STOCKS        9.1%
     1,500  Battle Mountain Gold Company $3.25 convertible                                           78,948            56,062
     4,000  CNB Capital Trust I $1.50 convertible                                                   100,000           112,250
     1,000  Central Maine Power $3.50                                                                55,250            55,000
     2,000  Conseco Financing Trust $3.50 Series F convertible                                       77,256            77,125
     4,000  Conseco Financing Trust $2.175                                                          100,000            99,500
                                                                                                -----------       -----------
                    Total Preferred Stocks                                                          411,454           399,937
                                                                                                -----------       -----------
            BONDS AND NOTES        16.2%
            CONVERTIBLE DEBENTURE
  $ 50,000  Couer d'Alene Mines Corp., 6.375%, due 1/31/04                                           46,323            28,750
                                                                                                -----------       -----------
            CORPORATE NOTES
   100,000  Ameritech Corp., 5.65%, due 1/15/01                                                     100,654           101,120
   100,000  Developers Diversified Realty Corp., 7.01%, due 2/7/03                                   98,067           103,897
    99,000  Philadelphia Electric Co., 6.625%, due 3/1/03                                           101,249           104,237
    50,000  Northern Illinois Gas Co., 5.75%, due 6/1/03                                             49,767            50,988
   100,000  Wisconsin Gas Company, 6.375%, due 11/01/05                                             100,895           106,546
   100,000  Kimco Realty Corp., 6.83%, due 11/14/05                                                  96,306           100,421
                                                                                                -----------       -----------
                    Total Corporate Notes                                                           546,938           567,209
                                                                                                -----------       -----------
            U.S. GOVERNMENT AGENCY NOTES
    70,000  Federal Home Loan Bank, 7.01%, due 8/20/07                                               50,000            50,418
    50,000  Federal Home Loan Bank, 6.35%, due 8/28/08                                               70,000            70,733
                                                                                                -----------       -----------
                    Total U.S. Government Agency Notes                                              120,000           121,151
                                                                                                -----------       -----------
                    Total Bonds and Notes                                                           713,261           717,110
                                                                                                -----------       -----------
                    Total Long-Term Investments                                                   3,685,326         4,125,001
                                                                                                -----------       -----------
            SHORT-TERM INVESTMENTS         6.2%
            VARIABLE RATE DEMAND NOTES
    40,363  General Mills, Inc., 5.15%                                                               40,363            40,363
    76,665  Pitney Bowes Credit Corp., 5.22%                                                         76,665            76,665
    50,779  Wisconsin Corporate Central Credit Union, 5.29%                                          50,779            50,779
     6,269  Wisconsin Electric Power Co., 5.18%                                                       6,269             6,269
                                                                                                -----------       -----------
                    Total Variable Rate Demand Notes                                                174,076           174,076
                                                                                                -----------       -----------
            CORPORATE NOTE
   100,000  GTE Northwest Inc., 6.125%, due 2/15/99                                                 100,000           100,099
                                                                                                -----------       -----------
                    Total Short-Term Investments                                                    274,076           274,175
                                                                                                -----------       -----------
            TOTAL INVESTMENTS        99.5%                                                      $  3,959,402        4,399,176
                                                                                                -----------
                                                                                                -----------
            Other Assets, less Liabilities          0.5%                                                               22,225
                                                                                                                  -----------
            NET ASSETS (Equivalent to $12.03 per share
               based on 367,677 shares outstanding)                       100.0%                                  $ 4,421,401
                                                                                                                  -----------
                                                                                                                  -----------

            Note to Portfolio of Investments - As required by the Fund's investment policies, the Fund has invested $1,441,475 (33%
            of its net assets) in securities issued by utilities.

                       See notes to financial statements.

                        THE PRIMARY U.S. GOVERNMENT FUND

 PRINCIPAL                                                                                                            MARKET
   AMOUNT                                                                                            COST             VALUE
-----------                                                                                      ------------      ------------
            U.S. GOVERNMENT AGENCY NOTES        71.3%
  $100,000  Federal Farm Credit Bank, 6.49%, due 1/20/00                                        $   100,654     $     101,606
   100,000  Student Loan Marketing Association, 5.56%, due 3/3/00                                    99,875           100,059
    50,000  Federal National Mortgage Association, 6.59%, due 7/15/02                                50,323            50,397
   100,000  Federal Home Loan Bank, 5.84%, due 3/5/03                                               100,000           101,329
   100,000  Federal National Mortgage Association, 8.50%, due 2/1/05                                 99,531           103,633
    50,000  Federal Home Loan Bank, 7.01%, due 8/20/07                                               50,000            50,418
    25,000  Federal Home Loan Bank, 6.35%, due 8/28/08                                               25,000            25,262
                                                                                                -----------       -----------
                    Total U.S. Government Agency Notes                                              525,383           532,704
                                                                                                -----------       -----------
            BONDS AND NOTES        13.8%
    50,000  Norwest Financial, 6.375%, due 11/15/01                                                  51,206            51,618
    50,000  Northern Illinois Gas, 5.75%, due 6/1/03                                                 49,767            50,988
                                                                                                -----------       -----------
                    Total Bonds and Notes                                                           100,973           102,606
                                                                                                -----------       -----------
                    Total Long-Term Investments                                                     626,356           635,310
                                                                                                -----------       -----------
            SHORT-TERM INVESTMENTS        12.7%
            VARIABLE RATE DEMAND NOTES
     3,379  General Mills, Inc., 5.15%                                                                3,379             3,379
    16,031  Pitney Bowes Credit Corp., 5.22%                                                         16,031            16,031
                                                                                                -----------       -----------
                    Total Variable Rate Demand Notes                                                 19,410            19,410
                                                                                                -----------       -----------
            U.S. TREASURY NOTE
    75,000  U.S. Treasury note, 6.375%, due 7/15/99                                                  74,859            75,715
                                                                                                -----------       -----------
                    Total Short-Term Investments                                                     94,269            95,125
                                                                                                -----------       -----------
            TOTAL INVESTMENTS        97.8%                                                      $   720,625           730,435
                                                                                                -----------
                                                                                                -----------
            Other Assets, less Liabilities        2.2%                                                                 16,587
                                                                                                                  -----------
            NET ASSETS (Equivalent to $9.97 per share
              based on 74,909 shares outstanding)           100.0%                                              $     747,022
                                                                                                                  -----------
                                                                                                                  -----------

                       See notes to financial statments.

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1998 (unaudited)

                                                                                    THE PRIMARY
                                                                                        U.S.
                                                       THE PRIMARY    THE PRIMARY    GOVERNMENT
                                                        TREND FUND    INCOME FUND       FUND
                                                        -----------     ----------    --------
Assets:
  Investments, at Value (Note 2a):
    Common Stocks                                       $16,335,823     $3,007,954    $     --
    Preferred Stocks                                             --        399,937          --
    Bonds and Notes                                         519,452        717,110     635,310
    Short-Term Investments                                4,201,643        274,175      95,125
                                                        -----------     ----------    --------
       Total Investments (Cost
         $18,838,025; $3,959,402 and
          $720,625, respectively)                        21,056,918      4,399,176     730,435
  Cash                                                           --          3,675          --
  Dividends Receivable                                       26,060          8,069          --
  Interest Receivable                                        36,749         15,990      16,510
  Due from Adviser                                               --             --         752
  Prepaid Expenses                                            6,799          2,515       1,714
                                                        -----------     ----------    --------
       Total Assets                                      21,126,526      4,429,425     749,411
                                                        -----------     ----------    --------
Liabilities:
  Accrued Investment Advisory Fees                           13,236          3,676          --
  Other                                                       9,555          4,348       2,389
                                                        -----------     ----------    --------
       Total Liabilities                                     22,791          8,024       2,389
                                                        -----------     ----------    --------
Net Assets                                              $21,103,735     $4,421,401    $747,022
                                                        -----------     ----------    --------
                                                        -----------     ----------    --------
Shares Outstanding                                        1,850,498        367,677      74,909
Net Assets Per Share                                      $   11.40     $   12.03     $   9.97
                                                        -----------     ----------    --------
                                                        -----------     ----------    --------
Net Assets Consist of:
  Capital Stock (30,000,000
    shares authorized each)                             $18,862,762     $3,945,527    $768,889
  Net Unrealized Appreciation
    of Investments                                        2,218,893        439,775       9,810
  Undistributed Net Investment Income                           612             35           2
  Undistributed Net Realized Gains
    (Accumulated Losses)                                     21,468         36,064     (31,679)
                                                        -----------     ----------    --------
Net Assets                                              $21,103,735     $4,421,401    $747,022
                                                        -----------     ----------    --------
                                                        -----------     ----------    --------

                       See notes to financial statments.

STATEMENTS OF OPERATIONS
For the six months ended December 31, 1998 (unaudited)

                                                                                     THE PRIMARY
                                                                                        U.S.
                                                         THE PRIMARY  THE PRIMARY    GOVERNMENT
                                                         TREND FUND   INCOME FUND       FUND
                                                         -----------   ----------     --------
Income:
  Interest                                            $    150,693       $33,107       $23,977
  Dividends                                                155,299(a)<F2> 64,882(b)<F3>     --
                                                      ------------      --------     --------
  Total Income                                             305,992        97,989        23,977
                                                      ------------      --------     --------
Expenses:
  Investment Advisory Fees (Note 3)                         80,151        16,235         2,590
  Administration and Accounting Fees                        18,319        13,785         8,167
  Shareholder Servicing Costs                               15,838         5,769         4,453
  Professional Fees                                         12,474         6,574         6,064
  Registration Fees                                          3,261         1,645         1,240
  Custodial Fees                                             3,049           818           162
  Postage                                                    2,490           417           134
  Printing                                                   2,319           677           196
  Insurance                                                    668           176            --
  Other                                                      1,521           486           305
                                                      ------------      --------     --------
  Total Expenses Before Reimbursement                      140,090        46,582        23,311
  Less Expenses Reimbursed By Adviser (Note 3)                  --       (24,647)      (19,325)
                                                      ------------      --------     --------
  Net Expenses                                             140,090        21,935         3,986
                                                      ------------      --------     --------
Net Investment Income                                      165,902        76,054        19,991
                                                      ------------      --------     --------
Net Realized Gain on Investments                           458,818       120,010            --
Change in Net Unrealized Appreciation of Investments    (1,951,012)     (224,861)        3,750
                                                      ------------      --------     --------
Net Realized and Unrealized Gain (Loss) on Investments  (1,492,194)     (104,851)        3,750
                                                      ------------      --------     --------
Net Increase (Decrease) in Net Assets From Operations  $(1,326,292)    $ (28,797)     $ 23,741
                                                      ------------      --------     --------
                                                      ------------      --------     --------
(a)<F2> Net of $1,064 in foreign withholding taxes.
(b)<F3> Net of $148 in foreign withholding taxes.

                       See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
(unaudited)

                                                                                                      THE PRIMARY
                                          THE PRIMARY                   THE PRIMARY                 U.S. GOVERNMENT
                                          TREND FUND                    INCOME FUND                       FUND
                                   ------------------------       ------------------------     -------------------------
                                    SIX MONTHS   YEAR ENDED      SIX MONTHS     YEAR ENDED      SIX MONTHS    YEAR ENDED
                                      ENDED       JUNE 30,          ENDED        JUNE 30,         ENDED        JUNE 30,
                                  DEC. 31, 1998     1998        DEC. 31, 1998      1998       DEC. 31, 1998      1998
                                  ------------- ------------    ------------- -------------   -------------- ------------
Operations:
  Net Investment Income            $  165,902       $ 216,633      $  76,054      $ 148,954      $  19,991      $  42,090
  Net Realized Gain
     on Investments                   458,818      3,350,856        120,010        543,724            --             538
  Change in Net Unrealized
    Appreciation of Investments    (1,951,012)      (572,297)      (224,861)       (59,402)         3,750          2,339
                                   ----------     ----------     ----------      ---------       --------      ---------
  Net Increase (Decrease) in Net
     Assets from Operations        (1,326,292)     2,995,192        (28,797)       633,276         23,741         44,967
                                   ----------     ----------     ----------      ---------       --------      ---------
Distributions to Shareholders:
  From Net Investment Income         (285,475)       (96,448)       (79,524)      (145,449)       (20,211)       (41,868)
  From Net Realized Gains          (2,700,933)    (4,024,201)      (484,432)      (642,742)           --             --
                                   ----------     ----------     ----------      ---------       --------      ---------
  Decrease in Net Assets
     from Distributions            (2,986,408)    (4,120,649)      (563,956)      (788,191)       (20,211)       (41,868)
                                   ----------     ----------     ----------      ---------       --------      ---------
Fund Share Transactions:
  Proceeds from Shares Sold           285,452        667,691         92,396        199,259         57,893         69,909
  Reinvested Distributions          2,830,285      3,955,376        550,699        754,261         16,367         31,786
  Cost of Shares Redeemed          (1,413,107)    (2,989,448)      (200,990)      (533,135)      (104,722)       (65,041)
                                   ----------     ----------     ----------      ---------       --------      ---------
  Net Increase (Decrease) in
    Net Assets from Fund
    Share Transactions              1,702,630      1,633,619        442,105        420,385        (30,462)        36,654
                                   ----------     ----------     ----------      ---------       --------      ---------
Total Increase (Decrease) in
  Net Assets                       (2,610,070)       508,162       (150,648)       265,470        (26,932)        39,753
Net Assets:
  Beginning of Period              23,713,805     23,205,643      4,572,049      4,306,579        773,954        734,201
                                   ----------     ----------     ----------      ---------       --------      ---------
  End of Period                   $21,103,735    $23,713,805     $4,421,401     $4,572,049       $747,022       $773,954
                                   ----------     ----------     ----------      ---------       --------      ---------
                                   ----------     ----------     ----------      ---------       --------      ---------
Undistributed Net Investment
  Income at End of Year            $      612     $  120,185      $      35     $    3,505       $      2       $    222
                                   ----------     ----------     ----------      ---------       --------      ---------
                                   ----------     ----------     ----------      ---------       --------      ---------
Transactions in Shares:
  Sales                                24,323         47,010          7,590         14,295          5,780          7,013
  Reinvested Distributions            247,034        295,431         45,960         55,430          1,639          3,203
  Redemptions                        (117,097)      (212,540)       (15,826)       (37,768)       (10,480)        (6,548)
                                   ----------     ----------     ----------      ---------       --------      ---------
  Net Increase (Decrease)             154,260        129,901         37,724         31,957         (3,061)         3,668
                                   ----------     ----------     ----------      ---------       --------      ---------
                                   ----------     ----------     ----------      ---------       --------      ---------

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following table shows per share operating performance data, total investment return, ratios and supplemental data for each period (unaudited)

                                                                                                              THE PRIMARY
                                                THE PRIMARY                   THE PRIMARY                   U.S. GOVERNMENT
                                                 TREND FUND                   INCOME FUND                        FUND
                                          ------------------------      ------------------------       -------------------------
                                          SIX MONTHS    YEAR ENDED     SIX MONTHS     YEAR ENDED      SIX MONTHS     YEAR ENDED
                                             ENDED       JUNE 30,         ENDED        JUNE 30,          ENDED        JUNE 30,
                                         DEC. 31, 1998     1998       DEC. 31, 1998      1998        DEC. 31, 1998      1998
                                         ------------- ------------   -------------  -------------  --------------  ------------
PER SHARE OPERATING
PERFORMANCE
Net Asset Value, Beginning of Period       $13.98         $14.82         $13.86         $14.45          $9.93          $9.88
                                            ------         ------         ------         ------         ------         ------
Income from Investment Operations:
Net Investment Income                        0.09           0.13           0.21           0.45           0.26           0.55
Net Realized and Unrealized Gain
  (Loss) on Investments                     (0.91)          1.60          (0.35)          1.50           0.04           0.05
                                            ------         ------         ------         ------         ------         ------
Total from Investment Operations            (0.82)          1.73          (0.14)          1.95           0.30           0.60
                                            ------         ------         ------         ------         ------         ------
Less Distributions:
  From Net Investment Income                (0.16)         (0.06)         (0.22)         (0.44)         (0.26)         (0.55)
  From Net Realized Gains                   (1.60)         (2.51)         (1.47)         (2.10)            --              --
                                            ------         ------         ------         ------         ------         ------
  Total Distributions                       (1.76)         (2.57)         (1.69)         (2.54)         (0.26)         (0.55)
                                            ------         ------         ------         ------         ------         ------
Net Increase (Decrease)                     (2.58)         (0.84)         (1.83)         (0.59)          0.04           0.05
                                            ------         ------         ------         ------         ------         ------
Net Asset Value, End of Period             $11.40         $13.98         $12.03         $13.86          $9.97          $9.93
                                            ------         ------         ------         ------         ------         ------
                                            ------         ------         ------         ------         ------         ------
TOTAL INVESTMENT RETURN                     -5.6%         +13.1%          -0.5%         +14.7%          +3.0%          +6.2%
RATIOS AND SUPPLEMENTAL DATA
  Net Assets, End of Period
    (in thousands)                         $21,104        $23,714         $4,421         $4,572           $747           $774
  Ratio of Expenses to
    Average Net Assets                       1.29%*<F4>     1.24%          1.00%*<F4>     0.97%          1.00%*<F4>     0.95%
  Ratio of Net Investment
    Income to Average Net Assets             1.53%*<F4>     0.89%          3.47%*<F4>     3.16%          5.02%*<F4>     5.55%
  Ratio of Expenses Reimbursed
    to Average Net Assets                       --             --          1.12%*<F4>     1.05%          4.85%*<F4>     5.09%
  Portfolio Turnover                         24.8%          24.4%          22.9%          33.5%           3.6%          62.6%
     *<F4>  Annualized

                       See notes to finacial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 1998 (unaudited)

1. ORGANIZATION

  The Primary Trend Fund, Inc. ("Trend Fund") began operations on September 15, 1986. The Primary Income Funds, Inc. ("Income Funds") began operations on September 1, 1989. The Trend Fund and the Income Funds, collectively, the "Funds," are registered under the Investment Company Act of 1940 as open-end investment management companies. The Income Funds is a "series" fund which consists of two portfolios: The Primary Income Fund ("Income Fund") and The Primary U.S. Government Fund ("Government Fund").

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the Funds.

  a. Each security, excluding securities with 60 days or less remaining to maturity, is valued at the last sale price, or if no sale is reported, the average of the latest bid and asked prices. Other securities for which market quotations are not readily available are valued under procedures approved by the Boards of Directors. Securities with 60 days or less remaining to maturity are valued at amortized cost, which approximates market value.

  b. Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned, and includes amortization of premiums and discounts. Securities gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

  c. No provision for federal income taxes has been made since the Funds have elected to be taxed as regulated investment companies and intend to distribute their net investment income and net realized gains to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The cost basis of investments for federal income tax purposes is the same as that for financial statement purposes.

  d. Dividends from net investment income are declared and paid at least annually by the Trend Fund and are declared and paid monthly by the Income Fund and the Government Fund. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences.

  e. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT ADVISORY FEES AND MANAGEMENT AGREEMENTS

  The Funds have agreements with Arnold Investment Counsel, Inc. (the "Adviser"), with whom certain officers and directors of the Funds are affiliated, to serve as investment adviser. Under the terms of the agreements, the Adviser receives from both the Trend Fund and the Income Fund a monthly fee at an annual rate of 0.74% of their respective average daily net assets; and from the Government Fund a monthly fee at an annual rate of 0.65% of its average daily net assets. The agreements further stipulate that the Adviser will reimburse the Funds for annual expenses exceeding certain specified levels. In addition to the reimbursements required under the agreements, the Adviser has voluntarily reimbursed the Income Fund and the Government Fund for additional expenses incurred during the six months ended December 31, 1998. As of December 31, 1998, the Adviser was reimbursing the Income Fund and the Government Fund for all expenses exceeding 1.00% of their respective average daily net assets. These additional voluntary reimbursements to the Funds may be modified or discontinued at any time by the Adviser. The Adviser was not required to reimburse the Trend Fund for the six months ended December 31, 1998. For the six months ended December 31, 1998, the Funds incurred investment advisory fees, net of expense reimbursements, totalling $55,004. The Trend Fund paid total directors fees of $1,000 to its outside directors and the Income Funds paid total directors fees of $1,000 to its outside directors during the six months ended December 31, 1998.

4. PURCHASES AND SALES OF SECURITIES

   Total purchases and sales of securities, other than short-term investments, for the Funds for the six months ended December 31, 1998 were as follows:
                                                                                THE PRIMARY
                                                  THE PRIMARY  THE PRIMARY    U.S. GOVERNMENT
                                                  TREND FUND   INCOME FUND          FUND
                                                  -----------  -----------    ---------------
    Purchases
      U.S. Government                              $  365,000   $   70,000         $25,000
      Other                                         3,744,290    1,063,539          51,313
    Sales
      U.S. Government                                      --       50,000          25,000
      Other                                         4,827,948      845,748              --

(THE PRIMARY TREND FUNDS LOGO)

WWW.PRIMARYTRENDFUNDS.COM


INVESTMENT ADVISER
 Arnold Investment Counsel Incorporated
 First Financial Centre
 700 North Water Street
 Milwaukee, Wisconsin 53202
 1-800-443-6544

OFFICERS
 Lilli Gust, President
 Barry S. Arnold, Vice President and Assistant Secretary
 James R. Arnold, Jr., Secretary and Treasurer

DIRECTORS
 Barry S. Arnold
 Lilli Gust
 Clark J. Hillery
 Harold L. Holtz

ADMINISTRATOR
 Sunstone Financial Group, Inc.
 207 East Buffalo Street, Suite 400
 Milwaukee, Wisconsin 53202

CUSTODIAN
 Firstar Bank Milwaukee, N.A.
 777 East Wisconsin Avenue
 Milwaukee, Wisconsin 53202

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
 Firstar Mutual Fund Services, LLC
 615 East Michigan Street
 Milwaukee, Wisconsin 53202
 1-800-968-2122

INDEPENDENT AUDITORS
 Ernst &Young LLP
 111 East Kilbourn Avenue
 Milwaukee, Wisconsin 53202

LEGAL COUNSEL
 Foley &Lardner
 777 East Wisconsin Avenue
 Milwaukee, Wisconsin 53202

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